Non-Controlling Interests - Summarized Statement of Loss and Comprehensive Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	$ 712,197	$ 56,128		$ 60,918
Nova [Member]
Disclosure of subsidiaries [line items]
Revenue	176,588
Loss and comprehensive loss	$ (7,672)

[1]	Adjustment to provisional amounts — refer to note 5(b).